Consolidated Statement of Cash Flows - USD ($) $ in Thousands		5 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities
Net income (loss) before income taxes		$ (9,800)	$ (8,849)	$ 41,641	$ 7,504
Income taxes paid		(369)	(1,759)	(4,381)	(3,202)
Gain on disposal of equipment and intangible assets					(5,460)
Depreciation and amortization		3,082	9,586	12,694	16,604
Share of net loss (income) of associates and joint ventures		237	2,664	3,248	1,670
Share-based payment expense			768	6,439	7,006
Change in trade and other receivables		(3,947)	(5,391)	(9,635)	(235)
Change in trade and other payables		11,855	2,645	(5,635)	(8,509)
Change in deferred revenue		(429)	(81)	460	(2,106)
Change in prepayments				(12,205)	(136)
Change in other liabilities				1,507	(1,402)
Other		1,067	(14)	(303)	(81)
Net cash flow from (used in) operating activities		1,697	(432)	33,828	11,653
Cash flow from investment activities
Proceeds from sales of equipment and intangible assets					5,716
Purchase of equipment		(314)	(2,569)	(2,616)	(3,523)
Settlement of earnout obligation				(600)
Receipt of contingent consideration (1)	[1]	31,655		2,945
Acquisition of subsidiary, net of cash acquired				(7,901)
Release of escrow account				2,508	5,402
Disbursement of short-term loans				(2,400)	(500)
Investment in, and loans to associates and joint ventures		(5,486)	(4,050)	(32,867)	(6,896)
Net proceeds from purchase and sale of listed equity instruments				(2,188)
Development expenditure		(318)	(1,610)	(4,132)	(3,503)
Net cash flow from (used in) investment activities		25,538	(8,229)	(47,250)	(3,305)
Cash flow from financing activities
Proceeds from issues of equity instruments		1,580		170,871
Transaction costs on issue of equity instruments				(2,992)
Acquisition of treasury shares				(4,875)
Proceeds from loans and borrowings		5,512
Repayment of loans and borrowings				(1,765)	(4,372)
Payment of finance lease liabilities		(146)	(4,980)	(2,293)	(5,659)
Net cash flow from (used in) financing activities		6,946	(4,980)	158,946	(10,031)
Net change in cash and cash equivalents		34,181	(13,641)	145,524	(1,683)
Cash and cash equivalents at beginning of period			30,602	33,207	34,181
Net foreign exchange difference			212	(857)	709
Cash and cash equivalents at end of period		$ 34,181	$ 17,173	$ 177,873	$ 33,207

[1]	Relates to settlements of accounts receievables guarantee from Otello Corporation ASA associated with the acquisition of Opera Software AS, the "Consumer Business", in 2016.